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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karen L. Yerburgh
Title:            Managing Partner
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Karen L. Yerburgh           London, United Kingdom       February 5, 2010
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $2,320,257,688.11


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 31 DECEMBER 2009

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
                       Item 2 -                                                      Item 6:           Item 8:
                       Title or   Item 3 -                  Item 4:     Item 5:        Inv    Item 7:  Voting
Item 1 - Stock Name      Class      CUSIP    Portfolio   FMV (in US$)   Shares     Discretion Manager Authority
---------------------- -------- ------------ --------- ---------------- ---------- ---------- ------- ---------
AMERICA MOVIL ADR      ADR      02364W105                556,633,603.80 11,848,310    sole       1      sole     9,504,980
                                                                                                        none     2,343,330

BANCO MACRO BANSUD ADR ADR      05961W105                 59,689,632.00  2,005,700    sole       1      sole     1,971,100
                                                                                                        none        34,600

BANCO MACRO BANSUD B   ORD      ARBANS010010                 905,092.87    320,024    sole       1      sole       320,024
                                                                                                        none             0

BANCO SANTANDER BRASIL
   - ADS               ADS      05967A107                373,521,993.32 26,794,978    sole       1      sole    21,520,424
                                                                                                        none     5,274,554

BANCOLOMBIA ADR        ADR      05968L102                 91,440,102.81  2,009,231    sole       1      sole     1,529,603
                                                                                                        none       479,628

CIA SIDERURGICA
   NACIONAL SPONS ADR  ADR      20440W105                  1,794,466.00     56,200    sole       1      sole        56,200
                                                                                                        none             0

COCA COLA HELLENIC
   BOTTLING ADR        ADR      1912EP104                  1,475,582.00     64,100    sole       1      sole        64,100
                                                                                                        none             0

COMPANHIA BRASILEIRA
   DE DIST. ADR        ADR      20440T201                 79,204,875.36  1,054,378    sole       1      sole       845,588
                                                                                                        none       208,790

CREDICORP (US)         ORD      G2519Y108                157,075,897.34  2,039,417    sole       1      sole     1,657,320
                                                                                                        none       382,097

EMBOTELLADORA ANDINA
   ADR REP A           ADR      29081P204                  7,617,301.23    449,393    sole       1      sole       243,093
                                                                                                        none       206,300

EMBOTELLADORA ANDINA
   ADS REP B           ADR      29081P303                 80,843,058.00  3,962,895    sole       1      sole     3,269,515
                                                                                                        none       693,380

FEMSA ADS              ADS      344419106                268,746,370.20  5,612,915    sole       1      sole     4,474,571
                                                                                                        none     1,138,344

HDFC BANK LTD ADR      ADR      40415F101                  2,991,840.00     23,000    sole       1      sole        23,000
                                                                                                        none             0

INFOSYS TECHNOLOGY LTD
   ADR                 ADR      456788108                  6,381,584.74    115,462    sole       1      sole       115,462
                                                                                                        none             0

KOREA ELECTRIC POWER
   SPON ADR            ADR      500631106                  4,657,874.46    320,349    sole       1      sole       313,088
                                                                                                        none         7,261

MOBILE TELESYSTEMS ADR ADR      607409109                 93,915,245.50  1,920,950    sole       1      sole     1,534,595
                                                                                                        none       386,355

PLATINUM GROUP METALS
   LTD                 ORD      72765Q205                 14,760,512.42  7,130,960    sole       1      sole     7,130,960
                                                                                                        none             0

RETALIX LTD            ORD      M8215W109                 10,844,493.66    842,618    sole       1      sole       842,618
                                                                                                        none             0

SHINHAN FINANCIAL
   GROUP ADR           ADR      824596100                  2,458,668.00     33,100    sole       1      sole        33,100
                                                                                                        none             0

SIMCERE PHARMACEUTICAL ORD      82859P104                 20,739,568.08  2,244,542    sole       1      sole     2,244,542
                                                                                                        none             0

TAIWAN SEMICONDUCTOR
   CO ADR              ADR      874039100                130,361,476.96 11,395,234    sole       1      sole     8,898,134
                                                                                                        none     2,497,100

TELECOM ARGENTINA S.A.
   - ADR               ADR      879273209                          0.00         37    sole       1      sole            37
                                                                                                        none             0

TEVA PHARMACEUTICALS
   SPONS ADR           ADR      881624209                352,453,769.36  6,273,652    sole       1      sole     5,441,984
                                                                                                        none       831,668
ULTRAPAR ADR                    90400P101                  1,744,680.00     37,200    sole       1      sole        37,200
                                                                                                        none             0
                                                       ----------------
                                                       2,320,257,688.11
                                                       ================
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